Income taxes - Schedule of temporary difference, unused tax losses and unused tax credits (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 3,534,538	$ 2,687,855	$ 3,139,298
Non-capital losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	100,171,000
Non-capital losses [member] | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	100,171,000	100,660,000
Non-capital losses [member] | BRAZIL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		0	$ 0
Deductible temporary differences [member] | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 4,574,448	$ 2,520,440